UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22041

                                   Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                     Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Semiannual Report

April 30, 2018

To Our Shareholders,

For the six months ended April 30, 2018, the net asset value (“NAV”) per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund increased 0.3% compared with an increase of 3.8% for the Standard & Poor’s (“S&P”) 500 Index. The performance of the ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the six months ended April 30, 2018 was 0.7%. Other classes of shares are available. See below for additional performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of April 30, 2018.

Comparative Results

Average Annual Returns through April 30, 2018 (a)(b) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	Since Inception (2/28/01)
Class A (EMAAX)	0.29%	2.16%	4.44%	3.84%	4.45%
With sales charge (c)	(5.48)	(3.71)	3.21	3.22	4.09
Class AAA (EAAAX)	0.35	2.34	4.63	4.00	4.54
Class C (EMACX)	0.01	1.59	3.84	3.27	3.87
With contingent deferred sales charge (d)	(0.99)	0.59	3.84	3.27	3.87
Class T (EMATX)	0.36	2.37	4.48	3.86	4.46
With sales charge (e)	(2.15)	(0.19)	3.95	3.59	4.30
Class Y (EMAYX)	0.53	2.62	4.91	4.31	4.92
S&P 500 Index	3.82	13.99	13.31	9.49	6.62
Lipper U.S. Treasury Money Market Fund Average	0.46	0.64	0.15	0.15	1.05
ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.68	1.11	0.34	0.34	1.44

In the current prospectuses dated February 28, 2018, the Fund’s expense ratios are 1.51%, 1.71%, 2.26%, 1.51%, and 1.26% for the Class AAA, A, C, T, and Y Shares, respectively. See page 10 for the expense ratios for the six months ended April 30, 2018. Class AAA and Class Y Shares have no sales charge. The maximum sales charge for Class A Shares, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate the performance for the periods prior to the issuance of Class AAA Shares on February 26, 2010 and Class T Shares on June 30, 2017. The actual performance for the Class AAA Shares and Class T Shares would have been higher due to lower expenses associated with these share classes. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. Dividends are considered reinvested except for the ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends October 31.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

Gabelli Enterprise Mergers and Acquisitions Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from November 1, 2017 through April 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Enterprise Mergers and Acquisitions Fund
Actual Fund Return
Class AAA	$1,000.00	$1,003.50	1.49%	$ 7.40
Class A	$1,000.00	$1,002.90	1.69%	$ 8.39
Class C	$1,000.00	$1,000.10	2.24%	$11.11
Class T	$1,000.00	$1,003.60	1.49%	$ 7.40
Class Y	$1,000.00	$1,005.30	1.24%	$ 6.17
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.41	1.49%	$ 7.45
Class A	$1,000.00	$1,016.41	1.69%	$ 8.45
Class C	$1,000.00	$1,013.69	2.24%	$11.18
Class T	$1,000.00	$1,017.41	1.49%	$ 7.45
Class Y	$1,000.00	$1,018.65	1.24%	$ 6.21
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of April 30, 2018:

Gabelli Enterprise Mergers and Acquisitions Fund

U.S. Treasury Bills	31.4%
Health Care	7.0%
Diversified Industrial	6.2%
Food and Beverage	5.7%
Financial Services	5.4%
Aerospace and Defense	5.1%
Wireless Communications	5.0%
Media	4.0%
Cable and Satellite	3.3%
Energy and Utilities	3.2%
Containers and Packaging	3.1%
Building and Construction	2.3%
Specialty Chemicals	2.1%
Telecommunications	1.9%
Transportation	1.8%

Semiconductors	1.7%
Hotels and Gaming	1.6%
Broadcasting	1.2%
Business Services	1.1%
Equipment and Supplies	1.0%
Computer Software and Services	0.9%
Machinery	0.9%
Retail	0.8%
Entertainment	0.6%
Real Estate	0.6%
Communications Equipment	0.5%
Automotive: Parts and Accessories	0.4%
Consumer Products	0.3%
Consumer Services	0.3%
Metals and Mining	0.3%
Paper and Forest Products	0.0%*
Other Assets and Liabilities (Net)	0.3%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — April 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 68.2%
	Aerospace and Defense — 5.1%
10,000	Arconic Inc.	$218,979	$178,100
40,000	Kaman Corp.	1,361,916	2,425,600
25,000	Orbital ATK Inc.	3,296,434	3,309,500
24,000	Rockwell Collins Inc.	3,270,582	3,180,960

		8,147,911	9,094,160

	Automotive: Parts and Accessories — 0.4%
10,000	Federal-Mogul Holdings Corp.†(a)	90,132	100,000
28,000	Haldex AB	331,304	300,891
7,800	Tenneco Inc.	24,840	348,582

		446,276	749,473

	Broadcasting — 1.2%
55,000	Tribune Media Co., Cl. A	2,201,321	2,078,450

	Building and Construction — 2.3%
1,400	ASH Grove Cement Co.	719,577	744,800
3,100	Cadus Corp.†	3,762	4,929
42,466	Griffon Corp.	360,961	845,073
10,100	Nobility Homes Inc.	135,030	227,250
14,000	Norbord Inc.	318,662	578,122
16,000	Skyline Corp.†	84,997	406,080
1,000	USG Corp.†	40,280	40,230
11,000	Vulcan Materials Co.	432,608	1,228,590

		2,095,877	4,075,074

	Business Services — 1.1%
234,500	Clear Channel Outdoor Holdings Inc., Cl. A	1,541,744	1,125,600
2,000	Funespana SA†	18,121	18,114
165,000	Gerber Scientific Inc., Escrow†(a)	0	0
1,111	Vectrus Inc.†	19,941	39,996
2,000	XPO Logistics Europe SA†	484,562	739,050

		2,064,368	1,922,760

	Cable and Satellite — 3.3%
7,000	AMC Entertainment Holdings Inc., Cl. A	154,682	122,150
22,000	DISH Network Corp., Cl. A†	484,844	738,100
3,500	Liberty Broadband Corp., Cl. A†	15,669	246,680
4,500	Liberty Broadband Corp., Cl. C†	98,091	319,005
21,000	Liberty Global plc, Cl. A†	735,349	632,940
28,000	Liberty Global plc, Cl. C†	994,232	814,800
3,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	7,487	84,330
3,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	9,444	88,560
5,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	16,459	208,850
5,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	22,917	208,300

Shares		Cost	Market Value
20,000	Shaw Communications Inc., Cl. B.	$265,164	$411,400
102,500	Sky plc	1,282,778	1,944,532

		4,087,116	5,819,647

	Communications Equipment — 0.5%
39,548	Digi International Inc.†	461,471	454,802
2,500	Harris Corp.	194,373	391,050
6,600	Park Electrochemical Corp.	93,217	112,398

		749,061	958,250

	Computer Software and Services — 0.9%
4,000	Business & Decision†	37,005	37,677
1,000	Dell Technologies Inc., Cl. V†	46,886	71,770
1,000	Fidessa Group plc	54,118	54,105
4,000	Gemalto NV	234,207	240,940
3,000	MuleSoft Inc., Cl. A†	132,765	133,740
2,700	Rockwell Automation Inc.	515,979	444,231
23,000	VeriFone Systems Inc.†	525,738	529,230

		1,546,698	1,511,693

	Consumer Products — 0.3%
100	Accell Group	3,366	2,340
217,000	Avon Products Inc.†	750,949	549,010
2,000	Bang & Olufsen A/S†	20,532	49,532

		774,847	600,882

	Consumer Services — 0.3%
38,000	MoneyGram International Inc.†	576,254	332,120
2,500	Rollins Inc.	5,010	121,300

		581,264	453,420

	Containers and Packaging — 3.1%
5,200	Greif Inc., Cl. A	216,066	304,304
1,000	Greif Inc., Cl. B	37,738	62,950
150,000	KapStone Paper and Packaging Corp.	5,200,043	5,163,000

		5,453,847	5,530,254

	Diversified Industrial — 6.2%
278,100	Fenner plc	2,415,018	2,327,805
130,000	General Cable Corp.	3,866,578	3,854,500
213,600	Myers Industries Inc.	4,083,688	4,976,880

		10,365,284	11,159,185

	Energy and Utilities — 3.1%
7,000	Alerion Cleanpower SpA	19,191	28,149
460,000	Alvopetro Energy Ltd.†	431,120	51,949
7,500	Anadarko Petroleum Corp.	347,019	504,900
4,000	Avangrid Inc.	155,000	210,840
500	Avista Corp.	26,164	25,930
36,000	Endesa SA	997,783	842,082
1,000	Etablissements Maurel et Prom†	4,222	5,760
75,000	GenOn Energy Inc., Escrow†(a)	0	0
200,000	Gulf Coast Ultra Deep Royalty Trust	197,295	15,810

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
8,000	NorthWestern Corp.	$221,528	$439,520
30,000	Severn Trent plc	833,209	801,245
1,000	Southwest Gas Holdings Inc.	34,833	72,990
41,000	Westar Energy Inc.	2,301,162	2,221,380
1,000	WGL Holdings Inc.	82,503	85,100
6,250	Whiting Petroleum Corp.†	193,715	255,125

		5,844,744	5,560,780

	Entertainment — 0.6%
3,600	Discovery Inc., Cl. A†	26,174	85,140
10,800	Discovery Inc., Cl. C†	60,976	239,976
180,000	Dover Motorsports Inc.	667,976	369,000
5,000	Liberty Media Corp.- Liberty Braves, Cl. A†	115,468	109,850
5,000	Liberty Media Corp.- Liberty Braves, Cl. C†	115,565	110,200
8,140	Lions Gate Entertainment Corp., Cl. B	212,454	187,383

		1,198,613	1,101,549

	Equipment and Supplies — 1.0%
47,300	Axis Communications AB	1,895,619	1,814,941

	Financial Services — 5.4%
50,000	AmTrust Financial Services Inc.	639,385	644,500
1,610	Argo Group International Holdings Ltd.	28,231	94,106
2,000	Aspen Insurance Holdings Ltd.	80,968	84,900
4,600	BKF Capital Group Inc.†	180,582	51,405
40,000	Blackhawk Network Holdings Inc.†	1,799,197	1,796,000
3,000	Kinnevik AB, Cl. A	103,561	109,288
90,000	Navient Corp.	849,595	1,193,400
100	Patriot National Inc.†	968	1
100,000	SLM Corp.†	573,264	1,148,000
1,600	SLM Solutions Group AG†	55,332	64,727
16,000	Sterling Bancorp	165,751	380,000
400	Topdanmark A/S	11,380	18,879
15,500	Validus Holdings Ltd.	1,046,686	1,050,435
55,000	XL Group Ltd.	3,073,217	3,057,450

		8,608,117	9,693,091

	Food and Beverage — 5.7%
30,000	Dr Pepper Snapple Group Inc.	3,535,314	3,598,800
4,500	Flowers Foods Inc.	10,669	101,745
30,000	GrainCorp Ltd., Cl. A	341,966	200,784
400	Huegli Holding AG	379,550	368,920
10,000	Mondelēz International Inc., Cl. A	425,100	395,000
8,000	Naturex†	1,342,205	1,298,410
600,000	Parmalat SpA	2,105,077	2,188,168
1,990,000	Premier Foods plc†	1,368,730	1,025,999
29,870	Tootsie Roll Industries Inc.	580,409	852,790

Shares		Cost	Market Value
450,000	Yashili International Holdings Ltd.†	$189,692	$102,056

		10,278,712	10,132,672

	Health Care — 7.0%
49,300	Ablynx NV†	2,702,375	2,665,959
50,000	Akorn Inc.†	1,282,028	721,500
9,700	Allergan plc	2,046,540	1,490,405
33,000	AstraZeneca plc, ADR	1,190,861	1,172,490
6,500	Avexis Inc.†	1,376,174	1,382,290
2,400	Bio-Rad Laboratories Inc., Cl. A†	234,626	608,904
14,000	Bristol-Myers Squibb Co.	512,941	729,820
200	Chemed Corp.	6,096	61,644
1,600	Cigna Corp.	214,983	274,912
8,000	Grifols SA, ADR	53,680	162,560
1,000	Humana Inc.	178,629	294,180
3,600	ICU Medical Inc.†	215,553	906,120
10,000	Idorsia Ltd.†	102,950	231,887
3,000	Illumina Inc.†	157,770	722,790
7,500	Kindred Healthcare Inc.†	67,125	66,750
6,000	Mylan NV†	293,980	232,560
1,200	NxStage Medical Inc.†	34,490	31,944
3,000	Perrigo Co. plc	276,734	234,419
100	Shire plc, ADR	16,272	15,943
6,000	Smith & Nephew plc, ADR	206,505	233,220
41,000	Viralytics Ltd.†	54,475	53,091
12,000	Wilson Therapeutics AB†	329,048	316,559

		11,553,835	12,609,947

	Hotels and Gaming — 1.6%
20,000	Belmond Ltd., Cl. A†	224,642	214,000
300	Churchill Downs Inc.	9,822	82,380
2,000	Eldorado Resorts Inc.†	9,768	81,000
1,000	Mantra Group Ltd.	2,968	2,974
32,000	Ryman Hospitality Properties Inc., REIT	1,291,527	2,508,160

		1,538,727	2,888,514

	Machinery — 0.9%
2,500	CIRCOR International Inc.	100,067	105,925
60,000	CNH Industrial NV	692,736	741,948
10,000	Xylem Inc.	252,911	729,000

		1,045,714	1,576,873

	Media — 4.0%
3,000	Telegraaf Media Groep NV†	19,115	21,737
55,000	Telenet Group Holding NV†	2,493,319	3,225,253
54,000	The E.W. Scripps Co., Cl. A	903,660	601,020
35,000	Time Warner Inc.	3,271,104	3,318,000
2,000	tronc Inc.†	22,980	36,720

		6,710,178	7,202,730

	Metals and Mining — 0.3%
42,000	Alamos Gold Inc., Cl. A	543,856	226,800

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
19,000	Pan American Silver Corp.	$298,459	$306,320

		842,315	533,120

	Paper and Forest Products — 0.0%
800	Smurfit Kappa Group plc	35,066	34,161

	Real Estate — 0.6%
3,000	DCT Industrial Trust Inc., REIT	195,895	196,710
1,000	GGP Inc., REIT	23,922	19,990
74,000	Pure Industrial Real Estate Trust, REIT	480,288	465,688
4,300	Vastned Retail Belgium NV, REIT	297,457	294,944

		997,562	977,332

	Retail — 0.8%
350,000	Rite Aid Corp.†	2,346,041	584,500
6,000	SpartanNash Co.	60,130	109,080
29,000	Village Super Market Inc., Cl. A	662,626	788,800

		3,068,797	1,482,380

	Semiconductors — 1.7%
14,800	AIXTRON SE†	60,369	211,878
5,000	Microsemi Corp.†	336,004	323,450
1,000	MoSys Inc.†	39,042	1,310
24,500	NXP Semiconductors NV†	2,921,076	2,570,050

		3,356,491	3,106,688

	Specialty Chemicals — 2.1%
70,000	A. Schulman Inc.	3,021,353	3,003,000
1,500	Linde AG.	248,756	323,878
500	Monsanto Co.	59,465	62,685
32,000	SGL Carbon SE†	597,350	431,644

		3,926,924	3,821,207

	Telecommunications — 1.9%
280,000	Asia Satellite Telecommunications Holdings Ltd.	604,206	220,471
75,000	CenturyLink Inc.	1,507,841	1,393,500
36,000	Cincinnati Bell Inc.†	604,307	545,400
220,000	Koninklijke KPN NV	657,892	684,636
8,000	Liberty Latin America Ltd., Cl. A†	223,265	147,200
10,000	Liberty Latin America Ltd., Cl. C†	218,850	180,600
6,000	Loral Space & Communications Inc.†	280,011	233,100
1,000	Rogers Communications Inc., Cl. B	2,955	47,210

		4,099,327	3,452,117

	Transportation — 1.8%
60,000	Abertis Infraestructuras SA	1,101,121	1,323,045
3,000	GATX Corp.	118,938	195,720
50,000	Navistar International Corp.†	957,947	1,740,500

		2,178,006	3,259,265

Shares		Cost	Market Value
	Wireless Communications — 5.0%
46,000	Millicom International Cellular SA, SDR	$2,787,434	$3,067,840
70,000	Sprint Corp.†	375,113	392,700
9,000	Telephone & Data Systems Inc.	255,177	245,970
40,000	T-Mobile US Inc.†	650,000	2,420,400
70,000	United States Cellular Corp.†	3,221,188	2,769,900

		7,288,912	8,896,810

	TOTAL COMMON STOCKS	112,981,529	122,097,425

	RIGHTS — 0.1%
	Energy and Utilities — 0.1%
90,000	Dyax Corp., CVR†(a)	0	99,900

	Health Care — 0.0%
20,000	Adolor Corp., CPR, expire 07/01/19†(a)	0	0
13,000	Ambit Biosciences Corp., CVR†(a)	0	7,800
5,000	American Medical Alert Corp., CPR†(a)	0	50
75,000	Innocoll, CVR†(a)	45,000	45,000
11,000	Ocera Therapeutics, CVR†(a)	2,970	4,290
100	Omthera Pharmaceuticals Inc., CVR†(a)	0	0
250,200	Synergetics USA Inc., CVR†(a)	25,020	25,020
156,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	74,375	0
7,000	Tobira Therapeutics Inc., CVR†(a)	420	420

		147,785	82,580

	Media — 0.0%
40,000	Media General Inc., CVR†(a)	0	0

	TOTAL RIGHTS	147,785	182,480

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
850	Hudbay Minerals Inc., expire 07/20/18†	962	22

Principal Amount
	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
$ 7,000	Constellation Health Promissory Note, PIK, 5.000%, 01/31/24(a)(b)	3,010	3,010

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2018 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 31.4%
$56,491,000	U.S. Treasury Bills, 1.445% to 1.964%††, 05/10/18 to 10/18/18(c)	$56,328,433	$56,324,303

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 99.7%	$169,461,719	178,607,240

	SECURITIES SOLD SHORT — 0.0% (Proceeds received $25,844)		(25,771)

	Other Assets and Liabilities (Net) — 0.3%		593,409

	NET ASSETS — 100.0%		$179,174,878

Shares		Proceeds	Market Value

	SECURITIES SOLD SHORT — 0.0%
	Computer Software and Services — 0.0%
213	salesforce.com Inc.	$25,844	$25,771

	TOTAL SECURITIES SOLD SHORT(d)	$25,844	$25,771

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Payment-in-kind (“PIK”) security. 5.00% PIK interest income will be paid as additional securities at the discretion of the issuer.
(c)	At April 30, 2018, $500,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
(d)	At April 30, 2018, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

As of April 30, 2018, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Depreciation
Euler Hermes Group	Euler Hermes Group	The Goldman Sachs Group, Inc.	1 month	11/29/2018	$302,109	$(7,455)	—	$(7,455)

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Assets and Liabilities
April 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $169,461,719)	$178,607,240
Foreign currency, at value (cost $88)	87
Cash	4,145
Deposit at brokers	25,858
Receivable for investments sold	578,272
Receivable for Fund shares sold	492,000
Dividends receivable	36,675
Prepaid expenses	54,541

Total Assets	179,798,818

Liabilities:
Securities sold short, at value (proceeds $25,844)	25,771
Payable for Fund shares redeemed	111,652
Payable for investments purchased	195,895
Payable for investment advisory fees	138,663
Payable for distribution fees	50,492
Payable for accounting fees	7,500
Payable for payroll expenses	655
Payable for shareholder services fees	31,843
Unrealized depreciation on swap contracts	7,455
Other accrued expenses	54,014

Total Liabilities	623,940

Net Assets (applicable to 12,132,168 shares outstanding)	$179,174,878

Net Assets Consist of:
Paid-in capital	$168,584,562
Accumulated net investment loss	(682,472)
Accumulated net realized gain on investments and foreign currency transactions	2,150,742
Net unrealized appreciation on investments	9,145,521
Net unrealized appreciation on securities sold short	73
Net unrealized depreciation on swap contracts	(7,455)
Net unrealized depreciation on foreign currency translations	(16,093)

Net Assets	$179,174,878

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($10,008,931 ÷ 675,261 shares outstanding; 100,000,000 shares authorized)	$14.82

Class A:
Net Asset Value and redemption price per share ($48,517,520 ÷ 3,327,460 shares outstanding; 200,000,000 shares authorized)	$14.58

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.47

Class C:
Net Asset Value and offering price per share ($36,398,938 ÷ 2,727,562 shares outstanding; 100,000,000 shares authorized)	$13.34	(a)

Class T:
Net Asset Value and redemption price per share ($1,016.04 ÷ 69.54 shares outstanding; 100,000,000 shares authorized)	$14.61

Maximum offering price per share (NAV ÷ 0.9750, based on maximum sales charge of 2.50% of the offering price)	$14.98

Class Y:
Net Asset Value, and redemption price per share ($84,248,473 ÷ 5,401,815 shares outstanding; 100,000,000 shares authorized)	$15.60

(a)	Redemption price varies based on the length of time held.

Statement of Operations
For the Six Months Ended April 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $19,517)	$942,272
Interest	336,173

Total Investment Income	1,278,445

Expenses:
Investment advisory fees	807,196
Distribution fees - Class AAA	9,580
Distribution fees - Class A	110,774
Distribution fees - Class C	188,950
Distribution fees - Class T	1
Shareholder services fees	80,137
Directors’ fees	37,688
Registration expenses	36,756
Shareholder communications expenses	28,773
Legal and audit fees	28,382
Accounting fees	22,500
Custodian fees	15,897
Interest expense	3,323
Payroll expenses	1,246
Miscellaneous expenses	12,525

Total Expenses	1,383,728

Less:
Expenses paid indirectly by broker (See Note 6)	(1,246)

Net Expenses	1,382,482

Net Investment Loss	(104,037)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	4,267,843
Net realized gain on swap contracts	7,381
Net realized gain on foreign currency transactions	93,645

Net realized gain on investments, swap contracts, and foreign currency transactions	4,368,869

Net change in unrealized appreciation/depreciation:
on investments	(3,737,355)
on securities sold short	73
on swap contracts	(7,455)
on foreign currency translations	(90,140)

Net change in unrealized appreciation/ depreciation on investments, securities sold short, swap contracts, and foreign currency translations	(3,834,877)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, Securities Sold Short, and Foreign Currency	533,992

Net Increase in Net Assets Resulting from Operations	$429,955

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net investment loss	$(104,037)	$(698,315)
Net realized gain on investments, swap contracts, and foreign currency transactions	4,368,869	5,741,581
Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, and foreign currency translations	(3,834,877)	11,097,583

Net Increase in Net Assets Resulting from Operations	429,955	16,140,849

Distributions to Shareholders:
Net realized gain
Class AAA	(87,786)	—
Class A	(655,545)	—
Class C	(545,723)	—
Class T	(13)	—
Class Y	(903,357)	—

Total Distributions to Shareholders	(2,192,424)	—

Capital Share Transactions:
Class AAA	3,905,904	1,679,658
Class A	2,094,217	(6,922,346)
Class C	(1,707,859)	(9,921,139)
Class T	13	1,000
Class Y	15,127,297	3,862,479

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	19,419,572	(11,300,348)

Redemption Fees	262	139

Net Increase/(Decrease) in Net Assets.	17,657,365	4,840,640
Net Assets:
Beginning of year	161,517,513	156,676,873

End of period (including undistributed net investment income of $0 and $0, respectively)	$179,174,878	$161,517,513

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations					Distributions					Ratios to Average Net Assets/ Supplemental Data
Year Ended October 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain on Investments	Total from Investment Operations		Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2018(c)	$14.96	$(0.00	)(b)	$0.05	$0.05		$(0.19)	$(0.19)	$0.00	$14.82	0.35%	$10,009	(0.01)%(d)	1.49%(d)(e)(f)	83%
2017	13.52	(0.04)		1.48	1.44		—	—	0.00	14.96	10.65	6,201	(0.28)	1.51(e)(f)	113
2016	13.31	0.01		0.20	0.21		—	—	0.00	13.52	1.58	4,069	0.07	1.52(e)(f)(g)(h)	151
2015	12.86	(0.07)		0.52	0.45		—	—	0.00	13.31	3.50	4,943	(0.51)	1.47(e)(f)(g)	162
2014	12.66	(0.03)		0.23	0.20		—	—	0.00	12.86	1.58	11,315	(0.24)	1.46(f)(g)	181
2013	11.00	0.04		1.62	1.66		—	—	0.00	12.66	15.09	8,671	0.37	1.49(f)	197
Class A
2018(c)	$14.73	$(0.02)		$0.06	$0.04		$(0.19)	$(0.19)	$0.00	$14.58	0.29%	$48,518	(0.22)%(d)	1.69%(d)(e)(f)	83%
2017	13.35	(0.07)		1.45	1.38		—	—	0.00	14.73	10.34	46,887	(0.46)	1.71(e)(f)	113
2016	13.17	(0.02)		0.20	0.18		—	—	0.00	13.35	1.37	48,770	(0.13)	1.72(e)(f)(g)(h)	151
2015	12.75	(0.08)		0.50	0.42		—	—	0.00	13.17	3.29	58,039	(0.63)	1.67(e)(f)(g)	162
2014	12.57	(0.06)		0.24	0.18		—	—	0.00	12.75	1.43	93,980	(0.51)	1.66(f)(g)	181
2013	10.94	0.02		1.61	1.63		—	—	0.00	12.57	14.90	109,446	0.15	1.69(f)	197
Class C
2018(c)	$13.53	$(0.05)		$0.05	$0.00	(b)	$(0.19)	$(0.19)	$0.00	$13.34	0.01%	$36,399	(0.77)%(d)	2.24%(d)(e)(f)	83%
2017	12.33	(0.13)		1.33	1.20		—	—	0.00	13.53	9.73	38,628	(1.01)	2.26(e)(f)	113
2016	12.23	(0.08)		0.18	0.10		—	—	0.00	12.33	0.82	44,424	(0.67)	2.27(e)(f)(g)(h)	151
2015	11.91	(0.14)		0.46	0.32		—	—	0.00	12.23	2.69	53,738	(1.19)	2.22(e)(f)(g)	162
2014	11.81	(0.12)		0.22	0.10		—	—	0.00	11.91	0.85	57,616	(1.04)	2.21(f)(g)	181
2013	10.33	(0.04)		1.52	1.48		—	—	0.00	11.81	14.33	58,062	(0.39)	2.24(f)	197
Class T
2018(c)	$14.75	$(0.00	)(b)	$0.05	$0.05		$(0.19)	$(0.19)	$0.00	$14.61	0.36%	$1	(0.03)%(d)	1.49%(d)(e)(f)	83%
2017(i)	14.57	(0.03)		0.21	0.18		—	—	—	14.75	1.24	1	(0.63)	1.51(d)(e)(f)	113
Class Y
2018(c)	$15.71	$0.02		$0.06	$0.08		$(0.19)	$(0.19)	$0.00	$15.60	0.53%	$84,248	0.24%(d)	1.24%(d)(e)(f)	83%
2017	14.17	(0.00	)(b)	1.54	1.54		—	—	0.00	15.71	10.87	69,801	(0.02)	1.26(e)(f)	113
2016	13.91	0.05		0.21	0.26		—	—	0.00	14.17	1.87	59,414	0.33	1.27(e)(f)(g)(h)	151
2015	13.41	(0.03)		0.53	0.50		—	—	0.00	13.91	3.73	77,148	(0.20)	1.21(e)(f)(g)	162
2014	13.16	(0.00)		0.25	0.25		—	—	0.00	13.41	1.90	80,672	(0.03)	1.21(f)(g)	181
2013	11.41	0.06		1.69	1.75		—	—	0.00	13.16	15.34	66,746	0.48	1.24(f)	197

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended April 30, 2018, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

The Fund incurred interest expense during the year ended October 31, 2017. If interest expense had not been incurred during the year, the ratio of operating expenses to average net assets would have been 1.50% (Class AAA), 1.70% (Class A), 2.25% (Class C), 1.50% (Class T) and 1.25% (Class Y). For the six months ended April 30, 2018 and the years ended October 31, 2016, 2015, 2014, and 2013, there was no impact on the expense ratios.

(g)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended October 31, 2016 would have been 1.50% (Class AAA), 1.70% (Class A), 2.25% (Class C), and 1.25% (Class Y). For the years ended October 31, 2015, and 2014, there was no impact on the expense ratios.

(h)

During the year ended October 31, 2016, the Fund received a reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.44% (Class AAA),1.64% (Class A), 2.19% (Class C), and 1.19% (Class Y).

(i)	Class T Shares were initially offered on June 30, 2017.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Enterprise Mergers and Acquisitions Fund is a series of the Gabelli 787 Fund, Inc. (the “Corporation”), which was organized in Maryland and commenced operations on February 28, 2001. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Its primary objective is capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of April 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 4/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$649,473	—	$100,000	$749,473
Building and Construction	3,847,824	$227,250	—	4,075,074
Business Services	1,922,760	—	0	1,922,760
Computer Software and Services	1,474,016	37,677	—	1,511,693
Energy and Utilities	5,560,780	—	0	5,560,780
Financial Services	9,641,686	51,405	—	9,693,091
Media	7,180,993	21,737	—	7,202,730
All Other Industries (a)	91,381,824	—	—	91,381,824
Total Common Stocks	121,659,356	338,069	100,000	122,097,425
Rights (a)	—	—	182,480	182,480
Warrants (a)	—	22	—	22
Corporate Bonds (a)	—	—	3,010	3,010
U.S. Government Obligations	—	56,324,303	—	56,324,303
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$121,659,356	$56,662,394	$285,490	$178,607,240
LIABILITIES (Market Value):
Securities Sold Short (a)*	$(25,771)	—	—	$(25,771)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(25,771)	—	—	$(25,771)
OTHER FINANCIAL INSTRUMENTS:**
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACT:
Contract for Difference Swap Agreements	—	$(7,455)	—	$(7,455)
TOTAL OTHER FINANCIAL INSTRUMENTS	—	$(7,455)	—	$(7,455)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
*	All Securities Sold Short positions are common stock.
**	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers between Level 1 and Level 2 during the six months ended April 30, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/17	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3†	Transfers out of Level 3†	Balance as of 4/30/18	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 4/30/18††
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 129,863	—	$ 2,044	$(1,011)	—	$(30,896)	—	—	$100,000	—
Rights (a)	183,390	—	(1,210)	(2,670)	$2,970	—	—	—	182,480	$3,880
Corporate Bonds (a)	3,010	—	—	—	—	—	—	—	3,010	—
TOTAL INVESTMENTS IN SECURITIES	$ 316,263	—	$ 834	$(3,681)	$2,970	$(30,896)	—	—	$285,490	$3,880

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.
††	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

The following table summarizes the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of April 30, 2018:

Description	Balance at 04/30/18	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks	$ 100,000	Acquisition price/Cash flow analysis/Intrinsic value	Discount Range	0%
Rights	182,480	Acquisition price/Cash flow analysis	Discount Range	0%
Corporate Bonds	3,010	Acquisition price/Cash flow analysis/Bankruptcy plan	Discount Range	0%
	$285,490

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at April 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Equity contract for difference swap agreements held at April 30, 2018 are reflected within the schedule of Investments.

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended April 30, 2018 had an average monthly notional amount of approximately $296,899.

At April 30, 2018, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on swap contracts. For the six months ended April 30, 2018, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, Securities Sold Short, and Foreign Currency; Net realized gain on swap contracts; and Net change in unrealized appreciation/depreciation on swap contracts.

At April 30, 2018, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities
Equity Contract for Difference Swap Agreements	$7,455	—	$7,455

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The following tables present the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of April 30, 2018:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Counterparty
The Goldman Sachs Group, Inc.	$7,455	$(7,455)	—	—

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At April 30, 2018, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the fiscal year ended October 31, 2017.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at April 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and derivative instruments	$171,716,698	$18,421,063	$(11,530,521)	$6,890,542
Securities sold short	(25,844)	73	—	73

Total		$18,421,136	$(11,530,521)	$6,890,615

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended April 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $1 Billion	0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

As per the approval of the Board, the Fund is allocated a portion of the Chief Compliance Officer’s cost. For the six months ended April 30, 2018, the Fund paid or accrued $1,246 in payroll expenses in the Statement of Operations.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director receive annual fees of $1,500 and $2,000, respectively. The Chairmen of the Proxy Voting Committee and the Nominating Committee each receives annual fees of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class T Share Plans, payments are authorized

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

to the G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.45%, 1.00%, and 0.25%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y shares do not participate in the Plan and pay no distribution fees.

5. Portfolio Securities. Purchases and sales of securities during the six months ended April 30, 2018, other than short term securities and U.S. Government obligations, aggregated $116,104,728 and $103,994,355, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended April 30, 2018, the Fund paid $50,781 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $7,229 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended April 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,246.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended April 30, 2018, the Fund accrued or paid to the Advisor $22,500 in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 6, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the one month LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended April 30, 2018, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class C Shares, Class T Shares, and Class Y Shares. Class AAA Shares and Class Y Shares are offered without a sales charge. Class A Shares and Class T Shares are subject to a maximum front-end sales charge of 5.75% and 2.50%, respectively. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended April 30, 2018 and the year ended October 31, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	310,374	$4,652,537	193,723	$2,842,300
Shares issued upon reinvestment of distributions	5,882	87,768	—	—
Shares redeemed	(55,587)	(834,401)	(79,988)	(1,162,642)

Net increase	260,669	$3,905,904	113,735	$1,679,658

Class A
Shares sold	566,478	$8,351,362	866,377	$12,431,219
Shares issued upon reinvestment of distributions	39,105	574,455	—	—
Shares redeemed	(461,031)	(6,831,600)	(1,337,399)	(19,353,565)

Net increase/(decrease)	144,552	$2,094,217	(471,022)	$(6,922,346)

Class C
Shares sold	135,944	$1,844,402	280,102	$3,702,094
Shares issued upon reinvestment of distributions	35,125	473,129	—	—
Shares redeemed	(297,525)	(4,025,390)	(1,028,728)	(13,623,233)

Net decrease	(126,456)	$(1,707,859)	(748,626)	$(9,921,139)

Class T (a)
Shares sold	—	—	69	$1,000
Shares issued upon reinvestment of distributions	1	$13	—	—

Net increase	1	$13	69	$1,000

Class Y
Shares sold	1,434,230	$22,652,993	1,608,156	$24,565,072
Shares issued upon reinvestment of distributions	36,202	568,002	—	—
Shares redeemed	(512,195)	(8,093,698)	(1,357,978)	(20,702,593)

Net increase	958,237	$15,127,297	250,178	$3,862,479

(a) Class T Shares were initially offered on June 30, 2017.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 21, 2018, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser. The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

2) The performance of the Fund and the Adviser. The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three and five year average annual total return for the periods ended December 31, 2017, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution (the “Performance Peer Group”). The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for three year and five year periods, and slightly below the median for the one year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund. In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were below the median when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2017. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale. With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors. In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

A Portfolio of the Gabelli 787 Fund, Inc.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director and

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President and,

Chief Financial Officer, KeySpan

Corporation

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

Kuni Nakamura

President,

Advanced Polymer, Inc.

Regina M. Pitaro

Managing Director,

GAMCO Asset Management Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q218SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli 787 Fund, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/21/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 6/21/2018

*	Print the name and title of each signing officer under his or her signature.